Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Schedule of Trade and Other Payables	Details of trade and other payables as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024		December 31, 2025
Current liabilities
Trade payables	₩	1,036,707	1,144,279
Other payables	6,358,084		5,724,428
Total	₩	7,394,791	6,868,707
Non-current liabilities
Trade payables	₩	1,035	537
Other payables	577,374		327,732
Total	₩	578,409	328,269

Schedule of Other Payables	Details of other payables as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024	2025
Non-trade payables[1]	₩ 4,578,424	3,435,426
Accrued expenses	1,293,627	1,354,270
Operating deposits	833,482	995,215
Others	229,925	267,249
Less: non-current	(577,374)	(327,732)
Current	₩ 6,358,084	5,724,428
1As of December 31, 2025, credit sale liabilities amounting to ₩1,151,722 million (December 31, 2024: ₩1,612,495 million) held by BC Card Co., Ltd. (a subsidiary of the Group) are included.